CONVERTIBLE NOTES PAYABLE (Schedule of convertible promissory notes issued) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2016
Maturity Date		Jul. 08, 2017
Total principal outstanding			$ 160,000
Less unamortized discount	$ (26,931)		(34,453)
Total of outstanding amount	$ 861,819		125,547
Tangiers Global [Member] | 2016 Convertible Notes [Member]
Issue Date		Dec. 28, 2016
Holder		Tangiers Global
Security		Unsecured
Maturity Date		Jul. 08, 2017
Interest Rate		10.00%
Base Conversion Rate		1.00 through maturity; 55% of lowest closing price thereafter
Total principal outstanding			35,000
Tangiers Global [Member] | 2018 Convertible Notes [Member]
Issue Date	Apr. 02, 2018
Holder	Tangiers Global
Security	Unsecured
Maturity Date	Oct. 04, 2018
Interest Rate	5.00%
Base Conversion Rate	Upon default, Holder may convert all or a part of the note at a rate of 70% of the average of the two lowest trading prices during 15-day period prior to Holders election to convert
Total principal outstanding	$ 600,000
Tangiers Global [Member] | 2018 Convertible Notes [Member]
Issue Date	Jun. 04, 2018
Holder	Tangiers Global
Security	Unsecured
Maturity Date	Dec. 04, 2018
Interest Rate	5.00%
Base Conversion Rate	Upon default, Holder may convert all or a part of the note at a rate of 70% of the average of the two lowest trading prices during 15-day period prior to Holders election to convert
Total principal outstanding	$ 288,750
JSJ Investments Inc. [Member]
Interest Rate				12.00%
JSJ Investments Inc. [Member] | 2016 Convertible Notes [Member]
Issue Date		Aug. 10, 2016
Holder		JSJ Investments
Security		Unsecured
Maturity Date		May 10, 2017
Interest Rate		12.00%
Base Conversion Rate		$0.20 during first 180 days; 45% of lowest closing price thereafter
Total principal outstanding			$ 125,000